Investment Strategy	Sep. 25, 2026
NORTH SQUARE DYNAMIC SMALL CAP FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to achieve the Fund’s investment objective, the Adviser has selected Algert Global LLC (the “Sub-Adviser”) to serve as the Fund’s investment sub-adviser and allocates the Fund’s assets to the Sub-Adviser. The Adviser retains the ability to manage all or a portion of the Fund’s assets directly.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of small capitalization U.S. companies. Small capitalization companies are considered to be companies with market capitalizations within the range of those companies included in the Russell 2000 Index (the “Index”) at the time of purchase. Because small capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions and could fall outside of the Index’s current capitalization range. Investment in companies that move above or below the capitalization range of the Index may continue to be held by the Fund in the discretion of the Sub-Adviser. As of August 31, 2026, the market capitalizations of companies included in the Index were between $81 million and $12.1 billion. The Fund may at times invest a significant portion of its assets in a single sector.

The equity securities in which the Fund principally invests are common stocks, but the Fund also may invest in other types of equity securities, such as exchange-traded funds (“ETFs”) that invest substantially all of their assets in equity securities, equity interests in real estate investment trusts (“REITs”), and preferred stocks. The Fund may also invest in initial public offerings (“IPOs”) of equity securities.

The Fund may invest up to 20% of its total assets in equity securities of non-U.S. issuers. The Fund’s investments in non-U.S. issuers primarily are through investment in American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

The Sub-Adviser uses proprietary systematic models to choose stocks which will comprise the Sub-Adviser’s portfolio or “investment universe.” The Sub-Adviser generates a composite score for each stock in its investment universe based on three internal models: Relative Value (to seek to detect mispriced stocks), Quality (to assess the sustainability of a company’s operating performance), and Catalyst (to identify companies with changing financial expectations and changing levels of attention from investors). Each of these models is customized to the specifics of the underlying sector and region where they are applied. The score is intended to represent the Sub-Adviser’s view of the attractiveness of a company relative to its industry, country, and other risk factors. The Sub-Adviser uses an automated technological process that updates the ranking for each stock in its investment universe daily. A prospective trade list is generated from these rankings to construct the desired portfolio.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of small capitalization U.S. companies.
NORTH SQUARE KENNEDY MICROCAP FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of micro-capitalization companies. The Fund considers micro-capitalization companies to be companies with market capitalizations generally within the ranges of the Russell Microcap® Index at the time of purchase. As of August 31, 2026, the market capitalization range of the Russell Microcap® Index was between $5 million and $6.14 billion. The Fund’s investments in equity securities may include common and preferred stock, convertible securities, securities of real estate investment trusts (“REITs”) and shares of investment companies, including exchange-traded funds (“ETFs”) designed to track micro-cap indices. While the Fund invests primarily in equity securities of U.S. issuers, it may invest in securities of foreign issuers, including those in emerging market countries or developing countries as defined by the World Bank, International Finance Corporation or the Morgan Stanley Capital International (MSCI) emerging market indices or other comparable indices. Investments in such foreign issuers are not expected to exceed 20% of the Fund’s net assets. The Fund follows an investing style that favors core investments.

The Fund’s sub-adviser, Kennedy Capital Management LLC (“Kennedy Capital” or the “Sub-Adviser”), utilizes fundamental, bottom-up research to identify companies that are able to reinvest in their businesses at attractive rates of return, and invest in those companies when prices do not, in the view of the Sub-Adviser, adequately reflect the companies’ potential value creation from those investments, including their anticipated growth prospects. The Sub-Adviser believes that the operating cash-flow returns of a business is the best measure of a company’s performance and that the ability to reinvest cash flows into high return projects creates a powerful compounding effect, which in turn creates value for shareholders over time. The Sub-Adviser employs a research team of sector-specific analysts to perform fundamental analysis on new potential ideas for the strategy, as well as existing holdings, in order to invest across the full spectrum of opportunities. Each company under consideration for investment is initially classified by the Sub-Adviser’s research team as one of these investment types: (i) Steady Compounder, (ii) Material Positive Change (including growth prospects), (iii) Out of Favor, and (iv) Deep Value. Companies classified as Steady Compounder are established companies that are able to sustain evaluated levels of asset growth, have consistently high or expanding returns on invested capital and have high barriers to entry. Companies classified as Material Positive Change demonstrate structural change (e.g., management divesting an underperforming business segment) that improves asset growth and/or returns on invested capital (“ROIC”) or cash flow return on investment (“CFROI”) have a growth profile post-change and can be found anywhere along the growth life cycle. Companies classified as Out of Favor are those companies whose intrinsic business returns are undervalued and experience near term negative sentiment. Companies classified as Deep Value are those companies with a significant gap between intrinsic and market valuations and whose current levels of growth and ROIC/CFROI may be weak in comparison to their peers. This labor intensive, bottom-up approach, combined with discounted cash-flow valuation analysis, forms the basis of the Sub-Adviser’s investment process.

The Sub-Adviser may sell all or a portion of a position of the Fund’s portfolio holding when in its opinion one or more of the following occurs, among other reasons: (i) there is a change in the Sub-Adviser’s analysis on a particular issuer; (ii) a company’s stock price is at the high end of the company’s historical range; (iii) the issuer’s fundamentals deteriorate; (iv) the Sub-Adviser identifies more attractive investment opportunities for the Fund; (v) the issuer’s market capitalization consistently exceeds the capitalization range of the Russell Microcap® Index; or (vi) the Fund requires cash to meet redemption requests.

The Fund also may invest in American, European, and Global Depositary Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. The Fund may also invest in initial public offerings (“IPOs”) of equity securities.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of micro-capitalization companies.
NORTH SQUARE SELECT SMALL CAP FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. The Fund considers small-capitalization companies to be companies with market capitalizations generally within the ranges of the Russell 2000® Value Total Return Index at the time of purchase. As of August 31, 2026, the market capitalization range of the Russell 2000® Value Total Return Index was between $6 million and $10.76 billion. The Fund’s investments in equity securities primarily include common stock, preferred securities, and convertible securities. While the Fund invests primarily in equity securities of U.S. issuers, it may invest in securities of foreign issuers, including those in emerging markets. In keeping with the Fund’s investment objective, investments in such foreign issuers is not expected to exceed 20% of the Fund’s net assets. The Fund follows an investing style that favors value investments.

Advisory Research, Inc.’s (“ARI” or “Sub-Adviser”), the Fund’s sub-adviser, uses a bottom-up investment approach that seeks to identify companies with attractive valuations relative to their estimated full value. The Sub-Adviser employs a four-step investment process. First, the Sub-Adviser uses a quantitative screen to identify a group of what the Sub-Adviser considers to be value-oriented securities. Second, the Sub-Adviser conducts a thorough fundamental analysis of each company, focusing on key balance sheet information to determine the estimated value of the company. In the third step, the Sub-Adviser analyzes the companies’ senior management and their business plans with the goal of identifying competent senior management teams that are committed to unlocking value. Finally, the portfolio management team determines whether to buy, wait or pass on those companies that have passed the first three steps. The Sub-Adviser also considers other factors including political risk, monetary policy risk, and regulatory risk when selecting foreign (non-U.S.) securities, which may include securities of issuers located in emerging market countries.

The Fund also may invest in American, European, and Global Depositary Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

PURSUANT TO A PLAN OF LIQUIDATION APPROVED BY THE BOARD OF TRUSTEES, THE FUND WILL BE CLOSED TO NEW INVESTMENTS AS OF SEPTEMBER 28, 2026. THE FUND WILL NO LONGER PURSUE ITS STATED INVESTMENT OBJECTIVE AND WILL BEGIN LIQUIDATING ITS PORTFOLIO. THE FUND WILL BE LIQUIDATED AND DISSOLVED ON NOVEMBER 6, 2026. SEE “LIQUIDATION OF THE NORTH SQUARE SELECT SMALL CAP FUND” UNDER THE “YOUR ACCOUNT WITH THE FUNDS” SECTION BELOW.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies.
NORTH SQUARE SMALL CAP VALUE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to achieve the Fund’s investment objective, North Square Investments, LLC (the “Adviser”) has selected CSM Advisors, LLC (“CSM” or the “Sub-Adviser”), an affiliate of, and under common control with, the Adviser, to serve as the Fund’s sub-adviser and allocates the Fund’s assets to the Sub-Adviser. The Adviser retains the ability to manage all or a portion of the Fund’s assets directly.

The Fund will invest primarily in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the Russell 2000® Value Index. As of August 31, 2026, the range of market capitalization of companies included in the Russell 2000® Value Index was $6 million to $10.76 billion. The size of companies in the Index changes with market conditions and the composition of the Index. The Sub-Adviser seeks to find overlooked companies with low price-to-earnings (“P/E”) ratios, solid financial strength and strong management that are selling below their intrinsic value.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in common stocks of small capitalization companies that exhibit value characteristics. For the purposes of the Fund’s investment policy, securities listed on the Russell 2000® Value Index comprise the universe of small-capitalization companies that exhibit value characteristics. The Fund may invest up to 20% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) that are traded on U.S. markets. Small capitalization companies in which the Fund may invest include closed-end funds that invest primarily in small capitalization companies. The Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Fund intends to remain substantially invested in equity securities. However, the Fund may invest up to 20% of its net assets in investment-grade fixed income securities of any maturity issued by small capitalization companies if the Sub-Adviser believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Principal Risks of Investing

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in common stocks of small capitalization companies that exhibit value characteristics.
NORTH SQUARE ALTRINSIC INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to achieve the Fund’s investment objective, the Adviser has selected Altrinsic Global Advisors, LLC (“Altrinsic” or “Sub-Adviser”) to serve as the Fund’s investment sub-adviser and allocates the Fund’s assets to the Sub-Adviser. The Adviser retains the ability to manage all or a portion of the Fund’s assets directly.

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) in non-US equity securities (including common stock, preferred stock, and depositary receipts) of companies from at least three countries other than the United States. These countries may include emerging market countries, as defined by the World Bank, International Finance Corporation or the MSCI, Inc. emerging market indices or other comparable indices. The Fund considers a non-US equity security to be one if the issuing company of the security (i) derives at least 50% of its revenue or profits from business outside the U.S. or has at least 50% of its sales or assets outside the US; (ii) trades on non-US exchanges or has securities that trade in the form of depositary receipts; or (iii) has been formed under the laws of non-US countries, including those of emerging markets.

The Fund’s Sub-Adviser employs a disciplined bottom-up approach to investment management based on an iterative four step investment process which includes (i) investment idea generation, (ii) fundamental company and industry analysis, (iii) portfolio management and (iv) risk management and control.

The Fund’s investment ideas are derived from two primary sources. The first source is a quantitative screening process to identify undervalued companies with either improving or stable return profiles. The second source is supported by step (ii) of the Fund’s investment process in which the Sub-Adviser performs an in-depth fundamental analysis of a prospective company’s attributes, including growth rate and profit potential. Once a company is identified as a potentially attractive candidate, step (ii) is finalized and risk factors, both internal and external, are identified for the company. An intrinsic valuation of the company is then determined. Ideas are then presented to the portfolio team for approval and possible investment by the Fund.

In step (iii), the Sub-Adviser constructs a portfolio from the approved companies that it believes to be the most attractive on the basis of risk adjusted returns.

Risk management, step (iv), is applied throughout the investment process by (a) primarily focusing on liquid securities, (b) fundamental security level return, accounting and risk analysis with an emphasis on cashflow and balance sheet as well as earnings quality analysis and (c) portfolio risk analytics which include third party risk tools as well as the Fund’s geography and industry cross sectional risk matrix.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) in non-US equity securities (including common stock, preferred stock, and depositary receipts) of companies from at least three countries other than the United States.
NORTH SQUARE CORE PLUS BOND FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to achieve the Fund’s investment objectives, the Adviser has selected CSM Advisors, LLC (“CSM”), an affiliate of, and under common control with, the Adviser, and Red Cedar Investment Management, LLC (“Red Cedar”) (each, a

“Sub-Adviser” and together, the “Sub-Advisers”) to serve as the Fund’s investment sub-advisers and allocates the Fund’s assets to the Sub-Advisers. The Adviser is responsible for establishing the target allocation of the Fund’s assets to each Sub-Adviser and may adjust the target allocations at its discretion. As of the date of this Prospectus, the anticipated target allocations to each Sub-Adviser are indicated in the below table. The Adviser is responsible for establishing the target allocations of the Fund’s assets to each Sub-Adviser and such allocations may change in the future.

Sub-Adviser	Target Asset Allocation	Investment Style
CSM Advisors, LLC	65%	Core
Red Cedar Investment Management, LLC	35%	Plus

To pursue its objectives, under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds. Under normal market conditions, the Fund will invest at least 65% of its net assets in investment grade debt securities. Securities in which the Fund may invest include U.S. Treasury and U.S. government agency securities, investment grade corporate debt instruments, investment grade preferred securities, investment grade municipal bonds, mortgage-backed (including collateralized mortgage backed-securities), asset-backed securities, collateralized loan obligations, bank loans, and below investment grade securities. Investment grade securities are those rated at the time of acquisition Baa3 or higher by Moody’s Ratings (“Moody’s”), or BBB- or higher by S&P Global Ratings, or Fitch Ratings Ltd. (“Fitch”) or, if unrated by S&P Global Ratings, Moody’s or Fitch, determined by CSM or Red Cedar to be of comparable quality. The Fund may invest over 25% of its net assets in the financials sector. Below investment grade securities, also known as “high yield” or “junk” securities, will not exceed 35% of the Fund’s net assets at the time of purchase.

The Fund may invest in debt securities of any maturity. The Fund will seek to maintain an effective duration within 75% to 125% of that of its benchmark, the Bloomberg US Aggregate Bond Index.

CSM focuses on investment in investment grade securities and attempts to diversify the Fund’s portfolio by holding debt obligations of various issuers in a variety of sectors. Red Cedar focuses on investment in below investment grade securities sourced from multiple asset classes, including preferred securities, structured credit (e.g., asset-backed securities, mortgage-backed securities and commercial backed corporate securities), traditional corporate high yield securities, bank loans and collateralized loan obligations. Red Cedar’s Plus investment strategy involves tactical and strategic allocation changes among these asset classes based on Red Cedar’s analysis of relative value. As the market and economy change, those asset classes may be rotated into more traditional high yield or “rising stars” in the corporate bond market. “Rising stars” are securities which exhibit improving fundamentals and are anticipated by Red Cedar to receive a ratings upgrade from high yield to investment grade in the foreseeable future.

The Fund will utilize derivatives, including futures, forward contracts, options, swaps, and other various derivative products. The Fund’s use of derivative instruments may be for investment purposes for enhancing returns, hedging against market risks, or providing synthetic exposure to specific industries or securities. The Fund intends to use futures and swaps to hedge against general market risk, while it intends to use interest rate swaps and credit default swaps to hedge against interest rate risk and credit risk, respectively. The Fund will use options to hedge against market risk and to enhance returns and gain synthetic exposure to a security without holding the underlying asset. Other uses of derivatives may be employed as deemed appropriate by a Sub-Adviser.

The Fund may invest its assets in securities of non-U.S. issuers. The Fund’s investments in foreign securities may include non-U.S. dollar-denominated securities traded outside of the United States or U.S. dollar-denominated securities. The Fund may invest up to 20% of its net assets in non-U.S. dollar-denominated securities.

Red Cedar employs a derivatives overlay strategy to, among other things, adjust the risk profile of the Fund’s portfolio. Within the Plus sleeve, Red Cedar may seek to mitigate undesired risk exposures through hedges, including, among other strategies, the purchase of credit default swap contracts and foreign currency futures. In addition, the derivatives overlay strategy may also be used for duration and currency management. Red Cedar seeks to target the desired duration and term structure exposure of the entire portfolio, both Core and Plus segments, using U.S. Treasury futures. Red Cedar may utilize currency futures to hedge non-U.S. dollar positions, as desired, of the entire portfolio, both Core and Plus segments.

The Sub-Advisers seek to identify securities which they believe offer significantly higher yields than U.S. Treasury securities of comparable maturity, while striving to maintain stability of principal and preserving credit quality through extensive credit analysis and broad diversification across security types. The Sub-Advisers select preferred securities based upon a review of yield characteristics, call provisions, credit quality and ratings, and ability to continue paying dividends, among other features. In evaluating and selecting debt securities, the Sub-Advisers balance various factors, including increased yield as compared to U.S. Treasuries, maturity, call provisions and credit quality. The Fund will generally sell a security if its full valuation is realized, if better opportunities are identified, if news alters the Sub-Adviser’s investment thesis, if the security’s credit quality deteriorates, or if the Fund requires cash to meet redemption requests.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	To pursue its objectives, under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds.
NORTH SQUARE MCKEE BOND FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to achieve the Fund’s investment objective, the Adviser has selected CSM Advisors, LLC (“CSM” or the “Sub-Adviser”), an affiliate of, and under common control with, the Adviser, to serve as the Fund’s sub-adviser and allocates the Fund’s assets to the Sub-Adviser. The Adviser retains the ability to manage all or a portion of the Fund’s assets directly.

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed and floating rate investment-grade securities. The Sub-Adviser seeks to construct a portfolio of high quality, highly liquid securities that it believes can provide an above-market yield and total return, with an emphasis on managing credit risk to help protect principal, by diversifying across multiple sectors and security types that it believes offers the best risk/return profile over the long-term – including U.S. Treasury and U.S. Government Agency securities (including Treasury Inflation-Protected Securities), investment-grade corporate bonds (primarily rated A or better), and government agency and other investment-grade mortgage- and asset-backed securities. The Fund focuses on investments in fixed maturity and callable U.S. Government Agency securities and high-quality corporate bonds (primarily A or better), agency mortgages and other investment grade securitized holdings, seeking to minimize the potential for loss of principal due to credit risk. The Sub-Adviser believes that these securities offer favorable yields relative to specific market risks. The Sub-Adviser typically diversifies among multiple security types that it believes provide the best risk/return profile over the long term. These securities include, among others, U.S. Treasury Inflation-Protected Securities, certificates of deposit, zero coupon callable agency bonds, and mortgage-backed and other asset-backed securities (including senior, first tranche collateralized loan obligations).

The Sub-Adviser seeks to consistently add value relative to the performance of the Bloomberg Index on both a nominal and risk-adjusted basis. Employing a primary focus on security selection, the Fund seeks to outperform across a range of plausible market scenarios while maintaining superior credit quality and liquidity. The Sub-Adviser’s methodology incorporates a bottom-up approach that is opportunistic, yet risk controlled. As noted above, the Sub-Adviser’s focus on active management of high-quality and highly liquid securities is designed to mitigate credit and duration risk and provide enhanced portfolio diversification. Duration is a measure of the expected price volatility of a bond to changes in interest rates. The longer the duration of a bond, the more sensitive it will be to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.

The Sub-Adviser assesses a broad range of economic data to develop plausible market scenarios as inputs to portfolio construction. The Fund’s portfolio alpha is expected to result primarily from active security analysis and sector weighting decisions. The Fund’s holdings are focused on the largest and most liquid credit issuers as well as a broad array of government agency holdings in an effort to produce superior risk-adjusted returns and liquidity across market scenarios. The Sub-Adviser’s tactical approach to duration is employed as a tool primarily for principal preservation, typically operating within an 80% to 120% range versus the duration of the Bloomberg Index. The Bloomberg Index duration was 5.77 years as of August 31, 2026. The aggregate portfolio holdings are expected to generally have a maximum expected average life of 10 years or less.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed and floating rate investment-grade securities.
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its investment objective by primarily investing in preferred and debt securities and other income producing securities including convertible securities, and derivatives and securities of other investment companies, such as exchange-traded funds (“ETFs”). In pursuing the Fund’s investment strategy, Red Cedar Investment Management, LLC (“Red Cedar” or, the “Sub-Adviser”) seeks to identify securities it believes are undervalued considering credit quality, optionality, security structure and other investment characteristics. More specifically, the Fund’s Sub-Adviser seeks to identify securities which it believes offer attractive income and risk adjusted return characteristics. The Sub-Adviser takes into account prevailing market factors while building a portfolio of broadly diversified issuers.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of preferred and debt securities issued by U.S. and non-U.S. companies, including traditional preferred securities; hybrid preferred securities that have investment and economic characteristics of both preferred stock and debt securities; floating rate preferred securities; corporate debt securities; convertible securities; Additional Tier 1 securities (“AT1s”), also known as contingent convertible securities, and securities of other open-end, closed-end or ETFs that invest primarily in preferred and/or debt securities.

The Fund may invest over 25% of its net assets in the financials sector, which is comprised of the banking, asset management, specialty finance, institutional, financial services, and insurance industries. The Fund may also have 25% or more of its net assets invested in other sectors or industries including (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications. The Adviser retains broad discretion to allocate the Fund’s investments across various sectors and industries.

The Fund may invest without limit in securities of non-U.S. companies, which may be non-U.S. dollar-denominated. The Fund may invest up to 20% in emerging market local currency. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries.

The Fund may invest in preferred and debt securities of any maturity or credit rating, including investment grade securities, below investment grade securities and unrated securities. Investment grade securities are those rated at the time of acquisition Baa3 or higher by Moody’s Ratings (“Moody’s”), or BBB- or higher by S&P Global Ratings, or Fitch Ratings Ltd. (“Fitch”) or, if unrated by S&P Global Ratings, Moody’s or Fitch, determined by Red Cedar to be of comparable quality. Below investment grade securities are also known as “high yield” or “junk” securities.

The Fund may utilize derivatives, including futures, forward contracts, options, swaps, and other various derivative products. The Fund’s use of derivative instruments may be for enhancing returns, hedging against market risks, or providing synthetic exposure to specific industries or securities. The Fund may use futures and swaps to hedge against general market risk, and may also use interest rate swaps and credit default swaps to hedge against interest rate risk and credit risk, respectively. The Fund may use options to hedge against market risk or enhance returns and gain synthetic exposure to a security or sector.

The Fund may sell short debt securities, equities, ETFs or other cash securities.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of preferred and debt securities issued by U.S. and non-U.S. companies, including traditional preferred securities; hybrid preferred securities that have investment and economic characteristics of both preferred stock and debt securities; floating rate preferred securities; corporate debt securities; convertible securities; Additional Tier 1 securities (“AT1s”), also known as contingent convertible securities, and securities of other open-end, closed-end or ETFs that invest primarily in preferred and/or debt securities.
Strategy Portfolio Concentration [Text]	The Fund may invest over 25% of its net assets in the financials sector, which is comprised of the banking, asset management, specialty finance, institutional, financial services, and insurance industries. The Fund may also have 25% or more of its net assets invested in other sectors or industries including (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications.
NORTH SQUARE STRATEGIC INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund pursues its investment objectives by primarily investing in preferred securities and other income producing securities, including convertible securities, debt securities, mortgage-backed securities (residential and commercial), asset-backed securities, common stocks, derivatives, real estate investment trusts (“REITs”) and securities of other investment companies such as closed-end funds (exchange-traded only) and exchange-traded funds (“ETFs”).

Under normal market conditions, the Fund invests primarily in preferred securities and debt securities. Red Cedar Investment Management, LLC (“Red Cedar” or a “Sub-Adviser”), the Fund’s sub-adviser, retains broad discretion to allocate the Fund’s investments across various asset classes. Preferred securities in which the Fund may invest include traditional and convertible preferred securities, and hybrid preferred securities. From time to time, the Fund may invest a significant portion of its assets in one or more market sectors, such as the financials sector.

The Fund may invest in debt securities of any maturity. Debt securities in which the Fund may invest include U.S. Treasury and U.S. government agency securities, investment grade corporate debt instruments, investment grade municipal bonds, mortgage-backed (including collateralized mortgage backed-securities) and asset-backed securities and below investment grade securities. Investment grade securities are those rated at the time of acquisition Baa3 or higher by Moody’s Ratings (“Moody’s”), or BBB- or higher by S&P Global Ratings, or Fitch Ratings Ltd. (“Fitch”) or, if unrated by S&P Global Ratings, Moody’s or Fitch, determined by Red Cedar to be of comparable quality. Below investment grade securities are also known as “high yield” or “junk” securities.

The Fund may utilize derivatives, including futures, forward contracts, options, swaps, and other various derivative products. The Fund’s use of derivative instruments may be for enhancing returns, hedging against market risks, or providing synthetic exposure to specific industries or securities. The Fund intends to use futures and swaps to hedge against general market risk, while it intends to use interest rate swaps and credit default swaps to hedge against interest rate risk and credit risk, respectively. The Fund will use options to hedge against market risk and to enhance returns and gain synthetic exposure to a security without holding the underlying asset.

The Fund may invest its assets in securities of non-U.S. issuers, including those in emerging market countries. The Fund’s investments in foreign securities may include non-U.S. dollar-denominated securities traded outside of the United States, U.S. dollar-denominated securities of foreign issuers traded in the United States and American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. The Fund may invest up to 20% of its net assets in securities of non-U.S. dollar-denominated securities.

Red Cedar seeks to identify securities which it believes offer significantly higher yields than U.S. Treasury securities of comparable maturity, while striving to maintain stability of principal and preserving good overall credit quality through extensive credit analysis and broad diversification across security types. Red Cedar selects preferred securities based upon a review of yield characteristics, call provisions, credit quality and ratings, and ability to continue paying dividends, among other features. In evaluating and selecting debt securities, Red Cedar balances various factors, including the potential for increased yield as compared to U.S. Treasuries, as well as the maturity, call provisions and credit quality of the debt security. Convertible preferred securities and debt securities are additionally evaluated on various features including conversion rights, conversion ratio, likelihood of conversion, and value of the underlying security into which the convertible security may convert, among others. Red Cedar selects common stocks based on the company’s business and financial strength and dividend history and policy, as well as its ability to potentially grow dividend distributions. The Fund will generally sell a security if its full valuation is realized, if better opportunities are identified, if news alters the Fund’s investment thesis, if the security’s credit quality deteriorates, or if the Fund requires cash to meet redemption requests.

NORTH SQUARE MULTI STRATEGY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to achieve the Fund’s investment objective, the Adviser has selected CSM Advisors, LLC (the “Sub-Adviser”), an affiliate of, and under common control with, the Adviser, to serve as the Fund’s investment sub-adviser and allocates the Fund’s assets to the Sub-Adviser. The Adviser retains the ability to manage all or a portion of the Fund’s assets directly.

The Fund is a “fund of funds” that seeks to achieve its investment objective by primarily investing in other mutual funds (“underlying funds”). The Fund invests primarily in mutual funds managed by North Square, the Fund’s investment adviser, but may also invest in unaffiliated mutual funds or exchange-traded funds (“ETFs”) to gain exposure to asset classes not available through a fund managed by the Adviser. In addition, the Fund may also invest directly in securities when the Sub-Adviser believes doing so is more likely to increase yield or enhance returns than investing in underlying funds.

The Fund is a multi-strategy fund that will invest directly or indirectly through underlying funds in the following asset classes:

●	Equity securities of U.S. and foreign companies (including emerging market companies) of any market capitalization, including common stock, preferred stock, warrants, rights and initial public offerings (“IPOs”). Exposure to equity securities of foreign companies may be through American and Global Depositary Receipts (“ADRs” and “GDRs”).

●	Fixed income securities of U.S. and foreign issuers (including emerging market issuers) of any maturity and credit quality, including high-yield debt securities (often called “junk bonds”), investment grade debt securities, mortgage-related and other asset-backed securities, municipal bonds, U.S. government securities, convertible securities, bank loans, inflation-linked investments and cash equivalents.

As part of the Sub-Adviser’s multi-strategy investment process, the Fund’s investments are allocated among underlying funds based on an evaluation of three strategies: strategic asset allocation (generally, the weighting of allocations among broad asset classes to seek to capture market returns), tactical asset allocation (generally, the weighting of allocations to various sub-categories within broad asset classes to seek to add value relative to the general strategic allocations) and fund selection. Fund assets are invested in underlying funds with equity exposure across the small to large capitalization range, as well as across value and growth styles as well as core or blend styles which exhibit both growth and value characteristics. Fund assets may also be invested in underlying funds with exposure to fixed income securities issued by a variety of issuers and across a range of maturities and credit quality. Broad economic and market factors, as well as diversification and risk management, are considered in assessing the strategic and tactical components of the allocation. The analysis in selecting underlying funds includes an assessment of a fund’s past performance, volatility and other risk characteristics, and correlation with other funds and benchmarks. It also includes an assessment of the underlying fund’s investment strategies, investment process and portfolio management team.

The Fund does not have target ranges for the allocation of assets among asset classes or individual underlying funds and there is no maximum or minimum exposure that the Fund must maintain with respect to any asset class. Accordingly, the Fund’s exposure to different asset classes and underlying funds will be adjusted to take advantage of current or expected market conditions, or to manage risk. From time to time, the Fund may own a majority of the shares of an underlying fund managed by the Adviser. As of the date of this Prospectus, the Fund intends to allocate substantially all of its assets among the North Square Dynamic Small Cap Fund, North Square Altrinsic International Equity Fund and North Square Preferred and Income Securities Fund, and expects to invest 25% or more of its assets in the North Square Dynamic Small Cap Fund and North Square Preferred and Income Securities Fund.

NORTH SQUARE SPECTRUM ALPHA FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is considered a “fund of funds” that invests primarily in affiliated mutual funds (the “underlying funds”) managed by the Adviser and its affiliates. Under normal conditions, through the underlying funds, the Fund is expected to indirectly invest in the equity securities of U.S. and foreign micro-cap, small, and mid-sized companies among others. The Fund uses a “blend” strategy to gain investment exposure to both growth and value stocks, or to stocks with characteristics of both.

Securities in which an underlying fund may invest include, but are not limited to, common stocks, preferred stocks, securities of international companies include emerging market companies and developed countries through investments in exchange-traded funds (“ETFs”) and American Depositary Receipts (“ADRs”), and other similar depositary receipts, and other instruments with similar economic characteristics.

The Fund’s portfolio management team generally employs a bottom-up investment approach emphasizing long-term value. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

NORTH SQUARE TACTICAL DEFENSIVE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to achieve the Fund’s investment objective, the Adviser has selected CSM Advisors, LLC (“CSM” or the “Sub-Adviser”), an affiliate of, and under common control with, the Adviser, to serve as the Fund’s investment sub-adviser and allocates the Fund’s assets to the Sub-Adviser. The Adviser retains the ability to manage all or a portion of the Fund’s assets directly.

To achieve its investment objective, the Fund invests primarily in and allocates its investments primarily between Fund Investments (defined below) that the Sub-Adviser believes have the potential for capital appreciation and Cash Positions (defined below).

●	“Fund Investments” include actively managed and index-based exchange-traded funds (“ETFs”), mutual funds and other investment companies, groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds and other index-or sector-based groups of related securities) and options or futures positions (e.g., options or futures contracts on securities, securities indexes, currencies or other financial instruments) with respect to any of the foregoing intended to match or approximate their performance.

●	“Cash Positions” include cash and short-term, highly liquid investments, such as money market instruments, U.S. government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions.

In allocating the Fund’s assets, the Sub-Adviser uses a proprietary, technically driven asset allocation model to determine current risk in the broad equity markets (reflected in the Sub-Adviser’s model by a weighted average score) based on a number of technical indicators. The technical indicators examined by the Sub-Adviser are primarily focused on trend analysis, such as analysis of price trends (e.g., determining risk based on movements of market prices up or down), breadth trends (e.g., analyzing the ratio of the number of advancing stocks to declining stocks) and relative strength (e.g., comparing risk profiles of investment alternatives such as small cap vs. large cap or growth vs. value). The Sub-Adviser then seeks to participate in markets and market sectors with low risk scores, while divesting its portfolio of investments in markets and market sectors with high risk scores.

To participate in markets and market sectors, the Sub-Adviser’s investment philosophy emphasizes purchasing Fund Investments, which the Sub-Adviser believes are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ-100, MSCI EAFE, Barclays bond indexes, etc.) and market sector indexes (e.g., healthcare indexes, utilities indexes, real estate indexes, etc.). The Fund may invest up to 100% of its portfolio in Fund Investments that have portfolios comprised of equity securities of domestic or foreign companies of any size in any sector. The Fund may also invest up to 100% of its portfolio in fixed-income Fund Investments that have portfolios comprised of domestic or foreign corporate and/or government bonds issued by any size company, municipality or government body in any sector of any maturity or yield, provided that corporate debt obligations are “investment grade” securities rated in one of the four highest rating categories by any one or more nationally recognized rating agencies or, if not rated, are of equivalent quality in the opinion of the Sub-Adviser.

The Fund will generally invest as follows:

●	The Core Position. Approximately 50% of the Fund’s assets will be invested in one or more broad-based equity or fixed-income Fund Investments, such as funds with investments that reflect the S&P 500 Index, the Russell

2000 Index, the S&P 400 Mid-Cap Index, the Dow Jones Industrial Index, the Bloomberg US Aggregate Bond Index, and the EAFE (Europe, Australia and Far East) Index, U.S. Treasuries (including short-term U.S. Treasuries) or market sector Fund Investments, such as those tracking healthcare, utilities, real estate, financial, technology, consumer goods or other indexes (the “Core Position”). However, through the Core Position, the Fund generally will be exposed to the performance of selected U.S. or international equity or debt markets as a whole, or sector indexes. The Sub-Adviser has the ability to invest in Cash Positions if it deems it advisable or necessary which positions can, from time to time, be significant.

●	The Satellite Position. Approximately 50% of the Fund’s assets will be invested primarily in market sector Fund Investments, fixed-income Fund Investments, or Cash Positions using an allocation model and risk-based ranking system (the “Satellite Position”). The Satellite Position is not designed to hedge the Core Position; however, some investment positions may hedge, or have the effect of hedging, a portion of the Core Position from time to time.

The mix of investments within the Fund may change frequently as the Sub-Adviser deems appropriate or necessary based upon its analysis and allocation models.

NORTH SQUARE TACTICAL GROWTH FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to achieve the Fund’s investment objective, the Adviser has selected CSM Advisors, LLC (“CSM” or the “Sub-Adviser”), an affiliate of, and under common control with, the Adviser, to serve as the Fund’s investment sub-adviser and allocates the Fund’s assets to the Sub-Adviser. The Adviser retains the ability to manage all or a portion of the Fund’s assets directly.

To achieve its investment objective, the Fund invests primarily in actively managed or index-based exchange-traded funds (“ETFs”), mutual funds and other investment companies, groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds and other index-or sector-based groups of related securities) and options or futures positions (e.g., options or futures contracts on securities, securities indexes, currencies or other financial instruments) with respect to any of the foregoing intended to match or approximate their performance (collectively, “Fund Investments”) that the Sub-Adviser believes have the potential for capital appreciation. The Fund’s investment strategy, which utilizes a Sharpe Ratio approach, will emphasize growth style investing, but Fund Investments may also at times have value characteristics.

In allocating the Fund’s assets, the Sub-Adviser uses a proprietary quantitative research process to determine current risk in the broad equity markets, as well as to determine the Fund’s:

●	optimum cash position;

●	weighting between the value and growth segments of the market;

●	sector and industry allocation; and

●	domestic and international exposure.

The Sub-Adviser generally will search for investments that exhibit attractive valuations on several metrics, which may include, without limitation, price movement, volatility, price-to-earnings ratios, growth rates, price-to-cash flow ratios and price-to-book ratios. To participate in markets and market sectors, the Sub-Adviser’s investment philosophy emphasizes purchasing Fund Investments, which the Sub-Adviser believes are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ-100, MSCI EAFE, Barclays bond indexes etc.) and market sector indexes (e.g., healthcare indexes, utilities indexes, real estate indexes, commodities-related indexes, etc.).

The Sub-Adviser retains the flexibility to allocate among equity or fixed-income Fund Investments as determined to be suitable for the Fund. The Fund may invest up to 100% of its assets in Fund Investments that have portfolios comprised of equity securities (including domestic or foreign companies of any size in any sector) or fixed-income securities (including domestic or foreign corporate and/or government bonds issued by any size company, municipality or government body in any sector of any maturity, yield or quality rating, including investment grade and high yield, non-investment grade fixed income securities (commonly known as “junk bonds”)). The mix of fixed income and equity Fund Investments may be substantially over-weighted or under-weighted in favor of fixed income or equities, depending on prevailing market conditions. The Fund may participate in a limited number of industry sectors, but will not concentrate its investments in any particular sector.

The Fund may invest in options or futures positions for speculative purposes, when the Sub-Adviser determines that they provide a more efficient way to increase or reduce the Fund’s overall exposure to an industry or sector than buying or selling other Fund Investments, or to hedge against risks of investments in the Fund’s portfolio or markets generally. In general, the Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for “bona fide hedging” purposes (as defined under regulations promulgated by the U.S. Commodity Futures Trading Commission (“CFTC”)); or (ii) if purchased for other purposes, (A) the sum of the amounts of initial margin deposits on the Fund’s existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are “in-the-money” (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Fund’s total assets, or (B) the aggregate net notional value of commodity futures, commodity options contracts, or swaps positions, determined at the time the most recent position was established, does not exceed 100 percent of the liquidation value of the of the Fund’s total assets.

The Fund may at times hold all or a portion of its assets in cash and short-term, highly liquid investments, such as money market instruments, U.S. government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions (“Cash Positions”), either due to pending investments or when investment opportunities are limited.

The Sub-Adviser generally sells a security under one or more of the following conditions:

●	the security reaches the Sub-Adviser’s appraised value;

●	there is a more attractively priced Fund Investment or other security as an alternative;

●	the optimum Cash Position has changed based on the Sub-Adviser’s quantitative research;

●	the weighting between the value and growth segments of the market have changed based on the Sub-Adviser’s quantitative research;

●	the weighting between sector and industry allocations have changed based on the Sub-Adviser’s quantitative research; or

●	the weighting between domestic and international exposure have changed based on the Sub-Adviser’s quantitative research.

NORTH SQUARE RCIM TAX-ADVANTAGED PREFERRED AND INCOME SECURITIES ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal market conditions, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of preferred and debt securities that, at the time of issuance, are eligible to pay dividends that qualify for favorable U.S. federal income tax treatment. It is expected that such dividends will include “qualified dividend income” (“QDI”) and qualified dividends from real estate investment trusts (“REITs”) (“QRD”). The types of preferred and debt securities in which the Fund invests will include fixed rate preferred securities, variable rate preferred securities, REIT preferred securities, floating rate preferred securities, bond equivalent preferred securities, convertible preferred securities, contingent convertible securities, and other capital securities issued by financial institutions and corporate issuers for purposes of equity capital credit from Nationally Recognized Statistical Rating Organizations, and various types of junior subordinated debt.

Under normal circumstances, the principal investment strategy of the Fund is to seek to maximize after-tax yield. Red Cedar Investment Management, LLC (the “Sub-Adviser”) applies a proprietary quantitative credit screen to the universe of security issuers seeking to minimize default/downgrade risk while optimizing for relative value. After narrowing down the universe of potential issuers, the Sub-Adviser’s investment team considers qualitative factors related to its determination of whether to include specific issuers in the portfolio of potential Fund investments. Next, the Sub-Adviser searches for individual securities of an issuer that has the potential to maximize QDI or QRD, and analyzes the specific security under consideration to determine if the duration and coupon structure of that security fits within the Fund’s risk framework.

The Fund may invest in preferred and debt securities issued by companies located in the U.S. or outside of the United States (i.e., foreign preferred securities). The Fund may invest in certain restricted securities including securities that are only eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“Securities Act”) (referred to as Rule 144A Securities) and securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC pursuant to Regulation S under the Securities Act (referred to as Regulation S Securities). Certain securities in which the Fund may invest are Rule 144A and Regulation S Securities. The Fund is not managed to a particular maturity or duration. The Fund concentrates its investments (invests 25% or more of its total assets) in a group of industries (i.e., banking, diversified banking, insurance, and commercial finance) within the financial services sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal market conditions, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of preferred and debt securities that, at the time of issuance, are eligible to pay dividends that qualify for favorable U.S. federal income tax treatment.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (invests 25% or more of its total assets) in a group of industries (i.e., banking, diversified banking, insurance, and commercial finance) within the financial services sector.